Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
The Brinsmere Fund - Conservative ETF
Shareholder Report [Line Items]
Fund Name	The Brinsmere Fund - Conservative ETF
Class Name	The Brinsmere Fund - Conservative ETF
Trading Symbol	TBFC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brinsmere Fund - Conservative ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.thebrinsmerefunds.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE FISCAL PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund - Conservative ETF	$36	0.35%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing one-year period ending September 30, 2025, The Brinsmere Fund -Conservative ETF (TBFC) returned 6.16% at net asset value (NAV), underperforming its benchmark, the S&P Target Risk Moderate Index, which returned 8.97% over the same period.
Much of this underperformance occurred during the first half of 2025 amid unprecedented market volatility driven by tariff-related announcements. Supported by a strong economic backdrop, the fund began the year with a modestly overweight allocation to equities. While this positioning enhanced the fund’s return potential, it also contributed to greater volatility relative to the benchmark.
Additionally, recent market trends presented unique challenges, as equity gains became increasingly concentrated among a small group of large-cap stocks, while heightened volatility in the U.S. Treasury market added further complexity. In response to the rapid sell-off and ongoing tariff and inflation uncertainties, the advisor shifted to a neutral allocation stance in early Q2, which helped the fund recover swiftly as market conditions stabilized.
The fund’s systematic international equity exposure also provided a measure of stability during this period. By the end of the third quarter, TBFC narrowed its performance gap, outperforming the benchmark by 0.25% for the third quarter and closing the period on a positive note.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund - Conservative ETF NAV	6.16	9.80
S&P 500 TR	17.60	23.18
S&P Target Risk Moderate Index (TR)	8.97	11.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
Net Assets	$ 332,761,732
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 1,067,212
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$332,761,732
Number of Holdings	24
Net Advisory Fee	$1,067,212
Portfolio Turnover	195%
30-Day SEC Yield	2.62%
30-Day SEC Yield Unsubsidized	2.62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)*
Vanguard Short-Term Treasury ETF	19.5%
Vanguard Short-Term Bond ETF	13.7%
Vanguard Total International Stock ETF	10.5%
SPDR Portfolio S&P 500 ETF	7.8%
Vanguard Intermediate-Term Corporate Bond ETF	5.9%
Vanguard Intermediate-Term Bond ETF	4.5%
Vanguard Value ETF	4.2%
Vanguard Growth ETF	3.6%
iShares Short Treasury Bond ETF	3.4%
iShares 20+ Year Treasury Bond ETF	3.3%
Security Type Breakdown

Security Type	(%)*
Exchange Traded Funds	99.8%
Money Market Funds	0.2%
Cash & Other	0.0%**
Geographic Breakdown

Top Ten Countries	(%)*
United States	100.0%
Cash & Other	0.0%**
[2],[3]
Updated Prospectus Web Address	https://www.thebrinsmerefunds.com/investor-materials
The Brinsmere Fund Growth - ETF
Shareholder Report [Line Items]
Fund Name	The Brinsmere Fund Growth - ETF
Class Name	The Brinsmere Fund Growth - ETF
Trading Symbol	TBFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Brinsmere Fund Growth - ETF for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrinsmerefunds.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.thebrinsmerefunds.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE FISCAL PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
The Brinsmere Fund Growth - ETF	$37	0.35%
[4]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the trailing one-year period ending September 30, 2025, The Brinsmere Fund - Growth ETF (TBFG) returned 8.92% at net asset value (NAV), underperforming its benchmark, the S&P Target Risk Balanced Index, which returned 11.70% over the same period.
Much of this underperformance occurred during the first half of 2025 amid unprecedented market volatility driven by tariff-related announcements. Supported by a strong economic backdrop, the fund began the year with an overweight allocation to equities. While this positioning enhanced the fund’s return potential, it also contributed to greater volatility relative to the benchmark.
Additionally, recent market trends presented unique challenges, as equity gains became increasingly concentrated among a small group of large-cap stocks, while heightened volatility in the U.S. Treasury market added further complexity. In response to the rapid sell-off and ongoing tariff and inflation uncertainties, the advisor shifted to a neutral allocation stance in early Q2, which helped the fund recover swiftly as market conditions stabilized.
The fund’s systematic international equity exposure also provided a measure of stability during this period. By the end of the third quarter, TBFG narrowed its performance gap, outperforming the benchmark by 0.83% for the third quarter and closing the period on a positive note.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/12/2024)
The Brinsmere Fund Growth - ETF NAV	8.92	12.45
S&P 500 TR	17.60	23.18
S&P Target Risk Balanced Index (TR)	11.70	14.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit https://www.thebrinsmerefunds.com/investor-materials for more recent performance information.
Net Assets	$ 464,858,556
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 1,073,072
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$464,858,556
Number of Holdings	23
Net Advisory Fee	$1,073,072
Portfolio Turnover	195%
30-Day SEC Yield	1.98%
30-Day SEC Yield Unsubsidized	1.98%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(%)*
SPDR Portfolio S&P 500 ETF	14.4%
Columbia EM Core ex-China ETF	10.3%
Vanguard FTSE Pacific ETF	7.6%
Vanguard FTSE Europe ETF	7.1%
Vanguard Growth ETF	7.1%
Vanguard Value ETF	6.9%
Invesco QQQ Trust Series 1	6.3%
iShares China Large-Cap ETF	4.2%
Vanguard Total Bond Market ETF	3.5%
Vanguard FTSE Emerging Markets ETF	3.2%
Security Type Breakdown

Security Type	(%)*
Exchange Traded Funds	99.5%
Money Market Funds	0.3%
Cash & Other	0.2%
Geographic Breakdown

Top Ten Countries	(%)*
United States	99.8%
Cash & Other	0.2%
[5]
Material Fund Change [Text Block]	Other Material Fund Changes: Effective February 19, 2025 Standard & Poor’s changed the name of the S&P Target Risk Growth Index to the S&P Target Risk Balanced Index.
Updated Prospectus Web Address	https://www.thebrinsmerefunds.com/investor-materials

[1]
*	Annualized

[2]
**	Represents less than 0.05% of net assets.

[3]
*	Percent of Net Assets.

[4]
*	Annualized

[5]
*	Percent of Net Assets.